ABS LONG/SHORT STRATEGIES FUND
235 West Galena Street
Milwaukee, Wisconsin 53212

August 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	ABS Long/Short Strategies Fund
File Nos. 333-205984 and 811-23079

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 5, which was filed with the Commission on August 18, 2016 and (ii) that Post-Effective Amendment No. 5 has been filed electronically with the Commission.

Very truly yours,

/s/ Laurence K. Russian
Laurence K. Russian
President and Principal Executive Officer